Basis of Presentation - Summary of Effects of Adjustment on Income Statement (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Income Statement [line items]
Income taxes	$ 776	$ 415
Net loss for the period	(3,999)	(3,416)
Exchange difference on translating foreign operations	519	(1,170)
Comprehensive loss for the period	$ (3,480)	(4,586)
Previously Reported
Income Statement [line items]
Income taxes		262
Net loss for the period		(3,565)
Exchange difference on translating foreign operations		(1,216)
Comprehensive loss for the period		(4,781)
Adjustments
Income Statement [line items]
Income taxes		153
Net loss for the period		149
Exchange difference on translating foreign operations		46
Comprehensive loss for the period		$ 195